Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - Hoya Intermediate, LLC - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021
Numerator for earnings per share calculation
Net income attributable to common stockholders, basic		$ (6,293)	$ (3,283)
Loss attributable to redeemable noncontrolling interests		3,010
Denominator for earnings per share calculation
Weighted-average shares, basic	[1]		77,498,775
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic		$ (6,293)	$ (3,283)
Weighted Average Number of Shares Outstanding, Basic	[1]		77,498,775
Net income per share attributable to common stockholders, basic	[1]		$ (0.04)
Effect of Dilutive Hoya Intermediate Warrants, Basic		(123)
Diluted EPS
Net Income (Loss) Available to Common Stockholders, Diluted			$ (2,461)
Net income per share attributable to common stockholders, diluted	[1]		$ (0.04)
Effect of dilutive Hoya Intermediate Warrants		0
Common Class A [Member]
Numerator for earnings per share calculation
Net income attributable to common stockholders, basic		$ (3,283)
Denominator for earnings per share calculation
Weighted-average shares, basic		77,498,775
Basic EPS
Net Income (Loss) Available to Common Stockholders, Basic		$ (3,283)
Weighted Average Number of Shares Outstanding, Basic		77,498,775
Net income per share attributable to common stockholders, basic		$ (0.04)
Diluted EPS
Net Income (Loss) Available to Common Stockholders, Diluted		$ (3,406)
Net income per share attributable to common stockholders, diluted		$ 77,498,775

[1]	Represents loss per common share and weighted-average common shares outstanding for the period following the Merger Transaction and PIPE Financing as defined in Note 1, Background, Description of Business and Basis of Presentation.